Client funds on deposit and client funds payable - Summary of Client funds on deposit and client funds payable (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Client funds on deposit		$ 67,687	$ 0
Other receivables from clients	[1]	10,476	0
Client funds on deposit and other receivables		78,163	0
Client funds payable	[1]	78,163	0
Client funds payable	[1]	$ 78,163	$ 0

[1]	Other receivables from clients are unsettled trade receivables from brokerage activities for client transactions on an exchange that are entered into and recorded on the date of the transaction. The value of the client trades is payable or receivable until settlement of the transactions occur.